Other Comprehensive Income (Loss) (Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation adjustments, Before-tax amount
Amount arising during the year, Before-tax amount	¥ 122,075	¥ (17,583)	¥ (32,396)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(759)		(154)
Net change during the year, Before-tax amount	121,316	(17,583)	(32,550)
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	(4,596)	(1,731)	(2,180)
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	68,729	(2,495)	(9,916)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	7,519	10,082	9,953
Net change during the year, Before-tax amount	76,248	7,587	37
Foreign currency translation adjustments, Tax (expense) or benefit
Amount arising during the year, Tax (expense) or benefit	(1,112)	229	393
Net change during the year, Tax (expense) or benefit	(877)	229	393
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(18,115)	(3,721)	(1,144)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(1,625)	(2,484)	(2,523)
Net change during the year, Tax (expense) or benefit	(19,740)	(6,205)	(3,667)
Foreign currency translation adjustments, Net-of-tax amount
Amount arising during the year, Net-of-tax amount	120,963	(17,354)	(32,003)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(524)		(154)
Net change during the year, Net-of-tax amount	120,439	(17,354)	(32,157)
Net gains and losses on derivative instruments, Net-of-tax amount:
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	2,326	2,259	659
Net change during the year, Net-of-tax amount	(972)	970	(1,068)
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	50,614	(6,216)	(11,060)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	5,894	7,598	7,430
Net change during the year, Net-of-tax amount	56,508	1,382	(3,630)
Other Comprehensive Income (Loss), Before-tax amount	196,253	(8,693)	(34,032)
Other comprehensive income (loss), Tax (expense) or benefit	(20,278)	(6,309)	(2,823)
Other comprehensive income (loss), Net-of-tax amount	175,975	(15,002)	(36,855)
Accounting Standards Update 2019-04 [Member]
Net gains and losses on derivative instruments, Before-tax amount:
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	3,285	3,034	661
Net change during the year, Before-tax amount	(1,311)	1,303	(1,519)
Foreign currency translation adjustments, Tax (expense) or benefit
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	235
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	1,298	442	453
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(959)	(775)	(2)
Net change during the year, Tax (expense) or benefit	339	(333)	451
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	¥ (3,298)	¥ (1,289)	¥ (1,727)